Earnings per share (Narrative) (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018		Jun. 30, 2018
Profit after tax	£ 2,469	£ 1,560	[1]	£ 1,015	[2]
Increase (decrease) due to changes in accounting policy [member] | IAS 12 update [member]
Profit after tax	£ 96	£ 110		£ 93

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT 1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings . This change does not impact earnings per share or return on average tangible shareholders’ equity. C omparatives have been restated, reducing the tax charge for H218 by £ 110 m. Further detail can be found in Note 1, Basis of preparation on pages 55 to 56

[2]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for H118 by £ 93 m. This change does not impact earnings per share o r return on average tangible shareholders’ equity. Further detail can be found in Note 1, Basis of preparation on pages 55 to 56